united states
                                 securities and exchange commission
                                          washington, d.c. 20549

                                                form n-csr

                       certified shareholder report of registered management
                                           investment companies

Investment Company Act file number  811-09096

                  Ameriprime Funds
                           (Exact name of registrant as specified in charter)

         431 N. Pennsylvania St. Indianapolis, IN             46204
         (Address of principal executive offices)             (Zip code)

Timothy Ashburn  Unified Fund Services 431 N. Pennsylvania St
                                         Indianapolis, IN 46204
                           (Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:   12/31

Date of reporting period:  12/31/02

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.

                                          GJMB Growth Fund

                               Returns for the Periods Ended December 31, 2002

                                        3 Year          Total Average Annual
 Fund/Index                1 Year     Annualized       Return Since Inception
                                                         (December 31, 1998)
 ----------               ---------    ----------       ------------------

GJMB Growth Fund          -14.70%      -11.76%                 -3.61%
S&P 500 Index             -22.12%      -14.55%                 -6.76%

     The return information and the chart below do not reflect deduction of any sales loads. On February 13, 2003, the Board voted to discontinue the sales load on the Fund. There had been no sales load imposed on Fund share purchases since its establishment.
         GJMB  S&P
12/31/98  10,000.00  10,000.00
6/30/99   11,020.00  11,238.00
12/31/99  12,588.84  12,104.00
6/30/00   12,739.69  12,052.35
12/31/00  11,421.72  11,002.29
6/30/01   10,422.19  10,265.58
12/31/01  10,117.10   9,695.67
6/30/02    9,101.20   8,417.83
12/31/02   8,629.90   7,551.27


     The above chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on December 31, 1998 and held through December 31, 2002. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. The Index returns do not reflect expenses, which have been deducted from the Fund's return. These performance figures include the change in value of the stocks in the indices plus the reinvestment of dividends. Shares, when redeemed, may be worth more or less than their original cost. The Fund may experience greater risks and price fluctuations due to its concentration in a single sector as is noted in the Fund's prospectus. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

     THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

     For a prospectus and more information, including charges and expenses call 1-888-912-4562. The prospectus should be read carefully before investing. The Fund's inception date is December 31, 1998. Distributed by Unified Financial Securities, Inc.

        Industry Sector Weightings*                Ten Largest Equity Holdings*
          (as of December 31, 2002)                   (as of December 31, 2002)


Energy                   7.1%               Kimberly-Clark                4.6%
Industrials              9.5%               Coca-Cola                     4.6%
Consumer Discretionary   9.7%               Home Depot                    4.4%
Consumer Staples        12.5%               ChevronTexaco                 3.9%
Health Care              6.1%               Philip Morris                 3.3%
Financials               6.4%               Honeywell Intl                3.3%
Information Technology   8.0%               Royal Dutch Petroleum         3.2%
Telecomm Services        2.6%               Boeing                        3.1%
Cash Equivalents        38.1%               General Electric              3.1%
                                            Costco Wholesale              3.0%
Total                  100.0%                Total                       36.5%

                                 * Weightings and Holdings are subject to change

Management's Discussion & Analysis

Dear Fellow Shareholders:

     As we close the books on 2002, we are certainly pleased with the Fund's performance relative to the major market benchmarks. However, three consecutive years of negative investment results, no matter how good they are on a "relative" basis, can put a strain on any investor's patience. We believe that it is important to point out that throughout much of 2002 we maintained a cautious stance with the Fund's portfolio in order to preserve capital to the greatest extent possible and, at times, it wasn't uncommon to see the Fund's cash level at 35% to 40%. In fact, year end being one of those times, you will note that the Fund's cash balance was just over 38% of its total assets. We certainly credit this proactive asset allocation strategy with a significant portion of the Fund's superior results relative to the returns of the Standard & Poor 500 Index in 2002. We should make it clear, however, that it is by no means a shift in our policy to maintain these high cash levels. As stated in the Fund's prospectus, "the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions". Given the extent of the adverse conditions affecting the current market, our "temporary" strategies have been in place longer than any of us could have anticipated a year or more ago.

     During 2002, the market reacted negatively to the accounting scandals early in the year, which seemed to crop up almost daily, and then later in the year the market headed still lower on continued weak economic data, long after all of the prognosticators believed that the economic recovery would be underway. A 13% gain from the market's October lows through year-end however, gave many investors hope that the worst may be behind us. We certainly are of this camp, however we feel that the continued economic uncertainty, which exists as we enter 2003, puts us in a position where the market could potentially revisit the October levels before it heads significantly higher. So while we entered a new fiscal year with a significant cash allocation, it is certainly our objective to bring the Fund to a fully invested level as soon as prudently possible.

     We appreciate your continued confidence and patience in our investment strategy and look forward to hopefully reporting to your on our successes in our next annual report.


    Best regards,



    Gary A. Pulford
    Fund Portfolio Manager
    Principal - Gamble, Jones, Morphy & Bent

GJMB Growth Fund
Schedule of Investments
       December 31, 2002

Common Stocks - 61.8%                                                     Shares                               Value

Aircraft - 3.1%

Boeing Co.                                                                   10,500                          $    346,395
                                                                                                           ---------------

Auto Controls for Regulating Residential & Commercial Environment - 3.3%
Honeywell International, Inc.                                                15,000                               360,000
                                                                                                           ---------------

Beverages - 4.6%
Coca-Cola Co.                                                                11,500                               503,930
                                                                                                           ---------------

Cable & Other Pay Television Services - 0.7%
Comcast Corp. Class A (a)                                                     3,396                                80,044
                                                                                                           ---------------

Cigarettes - 3.3%
Philip Morris Companies, Inc.                                                 9,000                               364,770
                                                                                                           ---------------

Electronic & Other Electrical Equipment (No Computer Equipment) - 3.1%
General Electric Co.                                                         14,000                               340,900
                                                                                                           ---------------

Fire, Marine & Casualty Insurance - 1.8%
American International Group, Inc.                                            3,500                               202,475
                                                                                                           ---------------

National Commercial Banks - 4.5%
Citigroup, Inc.                                                               7,500                               263,925
U.S. Bancorp                                                                 11,000                               233,420
                                                                                                           ---------------
                                                                                                                  497,345
                                                                                                           ---------------

Oil & Gas - 3.2%
Royal Dutch Petroleum Co. ADR                                                 8,000                               352,160
                                                                                                           ---------------

Paper Mills - 4.6%
Kimberly-Clark Corp.                                                         10,800                               512,676
                                                                                                           ---------------

Petroleum Refining - 3.9%
ChevronTexaco Corp.                                                           6,500                               432,120
                                                                                                           ---------------

Pharmaceutical Preparations - 6.1%
Bristol-Myers Squibb, Inc.                                                    9,500                               219,925
Merck & Co., Inc.                                                             4,000                               226,440
Pfizer, Inc.                                                                  7,500                               229,275
                                                                                                           ---------------
                                                                                                                  675,640
                                                                                                           ---------------

Radio & TV Broadcasting & Communications Equipment - 1.5%
Motorola, Inc.                                                               19,000                               164,350
                                                                                                           ---------------

Retail - Lumber & Other Building Materials Dealers - 4.5%
The Home Depot, Inc.                                                         20,500                               491,180
                                                                                                           ---------------

Retail - Variety Stores - 3.0%
Costco Wholesale Corp. (a)                                                   12,000                               336,720
                                                                                                           ---------------

Semiconductors & Related Devices - 3.1%
Intel Corp.                                                                  12,500                               194,625
Texas Instruments, Inc.                                                      10,000                               150,100
                                                                                                           ---------------
                                                                                                                  344,725
                                                                                                           ---------------

Services - Miscellaneous Amusement & Recreation - 2.2%
Walt Disney Co.                                                              15,000                               244,650
                                                                                                           ---------------

Services - Prepackaged Software - 3.4%
Microsoft Corp.  (a)                                                          3,000                               155,100
Oracle Corp.  (a)                                                            20,000                               216,000
                                                                                                           ---------------
                                                                                                                  371,100
                                                                                                           ---------------

Telephone Communications (No Radiotelephone) - 1.9%
AT&T Corp.                                                                    2,100                                54,831
Verizon Communications, Inc.                                                  4,000                               155,000
                                                                                                           ---------------
                                                                                                                  209,831
                                                                                                           ---------------

TOTAL COMMON STOCKS (Cost $7,711,832)                                                                           6,831,011
                                                                                                           ---------------

Money Market Securities - 38.1%
Huntington Money Market Fund, Class A, 0.38%, (Cost $4,208,757) (b)       4,208,757                             4,208,757
                                                                                                           ---------------


TOTAL INVESTMENTS (Cost $11,920,589) - 99.9%                                                               $   11,039,768
                                                                                                           ---------------

Other assets less liabilities - 0.1%                                                                                8,804
                                                                                                           ---------------


TOTAL NET ASSETS - 100.0%                                                                                   $   11,048,572
                                                                                                           ===============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the yield at December 31, 2002.

GJMB Growth Fund
Statement of Assets & Liabilities
December 31, 2002

Assets

Investment in securities (cost $11,920,589)                                                          $          11,039,768
Dividends receivable                                                                                                20,799
Interest receivable                                                                                                  1,695
Receivable for fund shares sold                                                                                        923
                                                                                                    -----------------------
   Total assets                                                                                                 11,063,185
                                                                                                    -----------------------

Liabilities


Accrued investment advisory fee                                                                     $               11,593
Payable for fund shares redeemed                                                                                     3,020
                                                                                                    -----------------------
   Total liabilities                                                                                                14,613
                                                                                                    -----------------------


Net Assets                                                                                          $           11,048,572
                                                                                                    =======================

Net Assets consist of:

Paid in capital                                                                                      $         14,807,517
Accumulated undistributed net investment income                                                                    27,907
Accumulated net realized loss on investments                                                                   (2,906,031)
Net unrealized depreciation on investments                                                                       (880,821)
                                                                                                    -----------------------


Net Assets,  for 1,340,731 shares                                                                   $           11,048,572
                                                                                                    =======================

Net Asset Value



Net Asset Value and redemption price per share ($11,048,572/1,340,731)                              $               8.24
                                                                                                    =======================



Maximum offering price per share ($8.24 / .9525)                                                    $               8.65
                                                                                                    =======================

GJMB Growth Fund
Statement of Operations
Year ended December 31, 2002

Investment Income

Dividend income                                                                     $        140,559
Interest income                                                                               28,057
                                                                                    -----------------
  Total Income                                                                               168,616
                                                                                    -----------------

Expenses
Investment advisor fee                                                                       140,601
Trustee expenses                                                                               2,674
Miscellaneous expenses                                                                           108
                                                                                    -----------------
  Total Expenses                                                                             143,383
Reimbursed expenses                                                                          (2,674)
                                                                                    -----------------
Total operating expenses                                                                     140,709
                                                                                    -----------------
Net Investment Income (Loss)                                                                  27,907
                                                                                    -----------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                        (2,180,318)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                  147,063
                                                                                    -----------------
Net realized and unrealized gain (loss) on investment securities                         (2,033,255)
                                                                                    -----------------
Net increase (decrease) in net assets resulting from operations                      $   (2,005,348)
                                                                                    =================

GJMB Growth Fund
Statement of Changes In Net Assets

                                                                            Year ended           Period ended
Increase (Decrease) in Net Assets                                         Dec. 31, 2002       December 31, 2001 (a)
                                                                         -----------------  -----------------------
Operations

  Net investment income (loss)                                            $       27,907      $            16,230
  Net realized gain (loss) on investment securities                           (2,180,318)                (689,364)
  Change in net unrealized appreciation (depreciation)                           147,063                  280,375
                                                                         -----------------  -----------------------
  Net increase (decrease) in net assets resulting from operations             (2,005,348)                (392,759)
                                                                         -----------------  -----------------------
Distributions
  From net investment income                                                            -                 (55,707)
  From net realized gain                                                                -                 (13,468)
                                                                         -----------------  ----------------------
  Total distributions                                                                   -                 (69,175)
                                                                         -----------------  -----------------------
Capital Share Transactions
  Proceeds from shares sold                                                     4,108,253                  259,944
  Reinvestment of distributions                                                         -                   68,431
  Amount paid for shares repurchased                                          (3,062,150)                (555,291)
                                                                         -----------------  -----------------------
  Net increase (decrease) in net assets
resulting
     from share transactions                                                    1,046,103                (226,916)
                                                                         -----------------   ----------------------
Total Increase (Decrease) in Net Assets                                         (959,245)                (688,850)
                                                                         -----------------  -----------------------

Net Assets
  Beginning of period                                                          12,007,817               12,696,667
                                                                         -----------------  -----------------------
  End of period [including accumulated undistributed net

    investment income of  $27,907 and $0, respectively]                   $    11,048,572     $         12,007,817
                                                                         =================  =======================

Capital Share Transactions
  Shares sold                                                                     454,427                   26,914
  Shares issued in reinvestment of
   distributions                                                                        -                    7,143
  Shares repurchased                                                             (357,018)                 (58,963)
                                                                         -----------------  -----------------------

  Net increase (decrease) from capital transactions                                97,409                 (24,906)
                                                                         =================  =======================

(a) The Fund elected to change its fiscal year to December 31. The figures shown are for the short year (July 1, 2001 through December 31, 2001).

GJMB Growth Fund
Financial Highlights

                                                     Year ended    Period ended  Year ended   Year ended   Period ended
                                                      Dec. 31, Dec. 31, June 30,
                                                         June 30, June 30, 2002
                                                         2001 (d) J 2001 2000
                                                         1999 (a)
                                                    -----------  ------------   ----------- ------------  --------------

Selected Per Share Data


Net asset value, beginning of period                $   9.66      $   10.01      $  12.68    $  11.02      $  10.00
                                                    -----------  ------------   ----------- ------------  --------------
Income from investment operations

  Net investment income (loss)                      0.02               0.01          0.05         0.05         0.02

  Net realized and unrealized gain (loss)           (1.44)            (0.30)        (2.33)         1.67        1.00
                                                    -----------  -----------   ----------- ------------  --------------
Total from investment operations                    (1.42)            (0.29)        (2.28)         1.72        1.02
                                                    ---------  ------------   ----------- ------------  --------------
Less Distributions to shareholders:

  From net investment income                        0.00              (0.05)        (0.05)       (0.02)            0.00

  From net realized gain                            0.00              (0.01)        (0.34)       (0.04)            0.00
                                                    -----------  -----------   ----------- ------------  --------------
Total distributions                                 0.00              (0.06)        (0.39)       (0.06)            0.00
                                                    -----------  ------------   ----------- ------------  --------------



Net asset value, end of period                      $ 8.24       $  9.66        $   10.01    $   12.68     $    11.02
                                                    ===========  ============   =========== ============  ==============

Total Return                                          (14.70)%       (2.93)%(c)   (18.19)%       15.61%          10.20%(c)

Ratios and Supplemental Data


Net assets, end of period (000)                     $ 11,049           $12,008       $12,697      $12,967          $6,502

Ratio of expenses to average net assets             1.20%              1.20%(b)       1.20%        1.20%           1.20%(b)
Ratio of expenses to average net assets
   before waiver & reimbursement                    1.22%              1.22%(b)       1.23%        1.22%           1.25%(b)
Ratio of net investment income to
   average net assets                               0.24%              0.27%(b)       0.40%        0.40%           0.34%(b)
Ratio of net investment income to
   average net assets before waiver
   & reimbursement                                  0.22%              0.25%(b)       0.38%        0.38%           0.28%(b)

Portfolio turnover rate                           115.69%              40.72%        59.92%       16.99%          24.26%

(a) December 31, 1998 (commencement of operations) to June 30, 1999. (b) Annualized (c) For a period of less than a full year, the total return is not annualized.
(d) The Fund elected to change its fiscal year to December 31. The figures shown are for the short year
               (July 1, 2001 through December 31, 2001).

                                              GJMB Growth Fund
                                          Notes to Financial Statements
                                December 31, 2002

NOTE 1.  ORGANIZATION

     GJMB Growth Fund (the "Fund") was organized as a non-diversified series of the AmeriPrime Funds (the "Trust") on October 22, 1998 and commenced operations on December 31, 1998. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund's investment objective is to provide long term capital appreciation. The investment advisor to the Fund is Gamble, Jones, Morphy & Bent (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when in the opinion of the Advisor the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

                                              GJMB Growth Fund
                                         Notes to Financial Statements
                                         December 31, 2002 - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Gamble, Jones, Morphy & Bent, 301 East Colorado Boulevard, Suite 802, Pasadena, California, 91101, serves as investment advisor to the Fund. Thomas S. Jones, President of the Advisor, and Christopher E. Morphy, Executive Vice President of the Advisor, own a majority of the Advisor's shares and may be deemed to have controlling interests. The investment decisions for the Fund are made by Gary A. Pulford under the guidance of the executive committee of the Advisor. While Mr. Pulford is responsible for the day-to-day management of the Fund's portfolio, the executive committee is involved in determining the overall make-up of the Fund.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee of 1.20% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the year ended December 31, 2002 the Advisor earned a fee of $140,601 from the Fund. The Advisor has contractually agreed to reimburse the Fund for all fees and expenses of the non-interested person Trustees through October 31, 2004. For the year ended December 31, 2002, the Advisor reimbursed Trustees' expenses of $2,674.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the Agreement. A Trustee and the officers of the Trust are members of management and /or employees of Unified.

     The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of its shares. There were no payments made to the distributor during the year ended December 31, 2002. Timothy L. Ashburn (a Trustee and officer of the Trust), and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor), and may be deemed to be affiliates of the Distributor. Ronald C. Tritschler owns securities of Unified Financial Services, Inc. and may be deemed to be an affiliate of the Distributor.

NOTE 4.  INVESTMENTS

     For the year ended December 31, 2002, purchases and sales of investment securities, other than short term investments, aggregated $9,225,959, and $8,831,529, respectively. As of December 31, 2002, the gross unrealized appreciation for all securities totaled $147,492 and the gross unrealized depreciation for all securities totaled $1,343,303 for a net unrealized depreciation of $1,195,811. The aggregate cost of

                                              GJMB Growth Fund
                                       Notes to Financial Statements
                                       December 31, 2002 - continued

NOTE 4.  INVESTMENTS - continued

     securities for federal income tax purposes at December 31, 2002, was $12,235,579. The difference between book cost and tax cost consists of wash sales in the amount of $314,990.

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2002, Charles Schwab & Co. held 96.26% of the outstanding Fund shares in an omnibus account for the benefit of others.

NOTE 7. CAPITAL LOSS CARRYFORWARD

     At December 31, 2002, loss carryforwards totaled $2,596,647; $41,955 expires June 30, 2009, $446,293 expires December 31, 2009 and $2,108,399 expires in 2010. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

NOTE 8. DISTRIBUTION TO SHAREHOLDERS

     On January 2, 2003, a distribution of $0.0203 per share was declared. The dividend was paid on January 3, 2003 to shareholders of record on January 2, 2003.

     The tax character of distributions paid during the fiscal years 2002 and 2001 were as follows:


Distributions paid from:             2002            2001
                                 -------------    ------------
       Ordinary Income                    $ -        $ 55,707
       Short-Term Capital Gain              -               -
       Long-Term Capital Gain               -          13,468
                                 -------------    ------------
                                          $ -        $ 69,175
                                 =============    ============



     As of December 31, 2002, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                 $ 27,907
Undistributed long-term capital gain/(accumulated losses)        (2,591,041)
Unrealized appreciation/(depreciation)                           (1,195,811)
                                                             ---------------
                                                                   $ (3,758,945)
                                                             ===============

                                                  GJMB Growth Fund
                                           Notes to Financial Statements
                                           December 31, 2002 - continued


NOTE 9. SUBSEQUENT EVENT

     On January 3, 2003, the GJMB Growth Fund, a series of the Unified Series Trust (the "Successor Fund"), acquired all of the assets and liabilities of the Fund in a tax-free reorganization. Shareholders of the Fund received shares of the Successor Fund in exchange for their Fund shares, and the Fund ceased operations.

     On February 13, 2003, the Board voted to discontinue the sales load on the Fund. There had been no sales load imposed on Fund share purchases since its establishment.

ELECTION OF TRUSTEES - Unaudited

     At a special meeting of the shareholders held on December 18, 2002, a vote was held to elect members to serve on the Board of Trustees. The vote tally for each Trustee is as follows:

                                            For               Against             Withheld             Total

Gary Hippenstiel                      11,300,632.473          987.366          4,698,819.489          16,000,439.33

Stephen A. Little                     11,300,632.473          987.366          4,698,819.489          16,000,439.33

Daniel Condon                         11,300,632.473          987.366          4,698,819.489          16,000,439.33

Ronald C. Tritschler                  11,300,632.473          987.366          4,698,819.489          16,000,439.33

Timothy L. Ashburn                    11,300,632.473          987.366          4,698,819.489          16,000,439.33



TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

------------------------- ----------------------------------- --------------------------------------- --------------------
                                                                                                           Number of
 Name, Age and Address      Position(s) Held with the Fund            Length of Time Served           Portfolios in Fund
                                       Complex1                                                        Complex1 Overseen
                                                                                                          by Trustee
------------------------- ----------------------------------- --------------------------------------- --------------------
------------------------- ----------------------------------- --------------------------------------- -------------------
Timothy Ashburn(2)         President, Secretary and Trustee   President and Secretary since October           27
1104 Buttonwood Court                                          2002; Trustee of AmeriPrime Advisors
Lexington, KY  40515                                          Trust since November 2002, AmeriPrime
                                                                  Funds since December 2002, and
Year of Birth: 1950                                             Unified Series Trust since October
                                                                               2002
------------------------- ----------------------------------- --------------------------------------- -------------------

------------------------------------------------------------- -----------------------------------------------------------
         Principal Occupations During Past 5 Years                       Other Directorships Held by Trustee
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
Chairman of Unified Financial Services,  Inc. since 1989 and    Chairman, Unified Financial Services, Inc. since 1989
Chief Executive  Officer from 1989 to 1992 and 1994 to April    Director, Unified Financial Services, Inc. since 1990
2002;  President of Unified Financial Services from November  Director, Unified Fund Services, Inc. since November 2002
1997 to April 2000.
------------------------------------------------------------- -----------------------------------------------------------

------------------------- ----------------------------------- --------------------------------------- -------------------
                                                                                                          Number of
 Name, Age and Address      Position(s) Held with the Fund            Length of Time Served             Portfolios in
                                       Complex1                                                         Fund Complex1
                                                                                                         Overseen by
                                                                                                           Trustee
------------------------- ----------------------------------- --------------------------------------- -------------------
------------------------- ----------------------------------- --------------------------------------- -------------------
Ronald C. Tritschler(3)                Trustee                   Trustee of AmeriPrime Funds and              27
2361 Old Hickory Lane                                          Unified Series Trust since December
Lexington, KY 40515                                             2002 and AmeriPrime Advisors Trust
                                                                       since November 2002
Year of Birth:  1952
------------------------- ----------------------------------- --------------------------------------- -------------------

------------------------------------------------------------- -----------------------------------------------------------
         Principal Occupations During Past 5 Years                       Other Directorships Held by Trustee
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
Chief Executive  Officer,  Director and legal counsel of The                             None
Webb Companies,  a national real estate  company,  from 2001 to present;  Executive  Vice  President  and Director of The
Webb  Companies from 1990 to 2000;  Director,  The Lexington
Bank,  from 1998 to present;  Director,  Vice  President and
legal  counsel  for  The  Traxx  Companies,   an  owner  and
operator of convenience stores, from 1989 to present.
------------------------------------------------------------- -----------------------------------------------------------

------------------------- ----------------------------------- --------------------------------------- -------------------
                            Position(s) Held with the Fund Length of Time Served
Number of
 Name, Age and Address                                                                                  Portfolios in
                                                                                                        Fund Complex1
                                                                                                         Overseen by
                                       Complex1                                                            Trustee
------------------------- ----------------------------------- --------------------------------------- -------------------
------------------------- ----------------------------------- --------------------------------------- -------------------
Thomas G. Napurano          Treasurer and Chief Financial       Since October 2002 for AmeriPrime            N/A
2424 Harrodsburg Road                  Officer                 Funds and AmeriPrime Advisors Trust;
Lexington, KY  40503                                             since December 2002 for Unified
                                                                           Series Trust
Year of Birth:  1941
------------------------- ----------------------------------- --------------------------------------- -------------------

------------------------------------------------------------- -----------------------------------------------------------
         Principal Occupations During Past 5 Years                       Other Directorships Held by Trustee
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
Chief Financial Officer and Executive Vice President of                                  N/A
Unified Financial Services, Inc., the parent company of the
Trust's administrator and principal underwriter; member of
the board of directors of Unified Financial Services, Inc.
from 1989 to March 2002.
------------------------------------------------------------- -----------------------------------------------------------

------------------------- ----------------------------------- --------------------------------------- -------------------
                                                                                                          Number of
 Name, Age and Address             Position(s) Held                   Length of Time Served               Portfolios
                                      with Trust                                                       in Fund Complex(1)
                                                                                                         Overseen by
                                                                                                           Trustee
------------------------- ----------------------------------- --------------------------------------- -------------------
------------------------- ----------------------------------- --------------------------------------- -------------------
Carol Highsmith                  Assistant Secretary            Since December 2002 for AmeriPrime           N/A
431 N. Pennsylvania St.                                           Funds; since November 2002 for
Indianapolis, IN 46204                                        AmeriPrime Advisors Trust and Unified
                                                                           Series Trust
Year of Birth:  1964
------------------------- ----------------------------------- --------------------------------------- -------------------

------------------------------------------------------------- -----------------------------------------------------------
         Principal Occupations During Past 5 Years                             Other Directorships Held
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
Employed by Unified Fund Services, Inc. (November 1994 to                                N/A
present); Vice President and Asst. Secretary of Lindbergh
Funds; Asst. Secretary of AmeriPrime Funds and AmeriPrime
Advisors Trust (October 2002 to present).
------------------------------------------------------------- -----------------------------------------------------------

    (1) The terms "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust, and Unified Series Trust.
    (2) Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is Chairman and a director of Unified Financial Securities, Inc., the principal underwriter for certain funds in the Fund Complex.
    (3) Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent company of the principal underwriter for certain funds in the Fund Complex.

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

------------------------- ------------------------------------ -------------------------- -------------------------
 Name, Age and Address      Position(s) Held with the Fund       Length of Time Served    Number of Portfolios in
                                       Complex1                                            Fund Complex1 Overseen
                                                                                                 by Trustee
------------------------- ------------------------------------ -------------------------- -------------------------
------------------------- ------------------------------------ -------------------------- -------------------------
Gary E. Hippenstiel                     Trustee                  Trustee of AmeriPrime               27
600 Jefferson Street                                               Funds since 1995,
Suite 350                                                         AmeriPrime Advisors
Houston, TX  77002                                               Trust since July 2002
                                                               and Unified Series Trust
Year of Birth:  1947                                              since December 2002
------------------------- ------------------------------------ -------------------------- -------------------------

-------------------------------------------------------------- ----------------------------------------------------
          Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
-------------------------------------------------------------- ----------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------
Director,  Vice  President  and Chief  Investment  Officer of                         None
Legacy Trust Company since 1992.
-------------------------------------------------------------- ----------------------------------------------------

------------------------- ------------------------------------ -------------------------- -------------------------
                                   Position(s) Held Length of Time Served Number
of Portfolios in
 Name, Age and Address          with the Fund Complex1                                         Fund Complex1
                                                                                            Overseen by Trustee
------------------------- ------------------------------------ -------------------------- -------------------------
------------------------- ------------------------------------ -------------------------- -------------------------
Stephen A. Little                       Trustee                  Trustee of AmeriPrime               27
3647 Totem Lane                                                Funds and Unified Series
Indianapolis, IN 46208                                           Trust since December
Year of Birth:  1946                                              2002 and AmeriPrime
                                                                 Advisors Trust since
                                                                     November 2002
------------------------- ------------------------------------ -------------------------- -------------------------

-------------------------------------------------------------- ----------------------------------------------------
          Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
-------------------------------------------------------------- ----------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------
President and founder, The Rose, Inc., a registered                                   None
investment advisor, since April 1993.
-------------------------------------------------------------- ----------------------------------------------------

------------------------- ------------------------------------ -------------------------- -------------------------
                            Position(s) Held with the Fund Number of Portfolios
in
 Name, Age and Address                 Complex1                  Length of Time Served     Fund Complex1 Overseen
                                                                                                 by Trustee
------------------------- ------------------------------------ -------------------------- -------------------------
------------------------- ------------------------------------ -------------------------- -------------------------
Daniel Condon                           Trustee                  Trustee of AmeriPrime               27
2385 The Woods Lane                                            Funds and Unified Series
Lexington, KY 40502                                              Trust since December
                                                                  2002 and AmeriPrime
Year of Birth:  1950                                             Advisors Trust since
                                                                     November 2002
------------------------- ------------------------------------ -------------------------- -------------------------

-------------------------------------------------------------- ----------------------------------------------------
          Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
-------------------------------------------------------------- ----------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------
Vice President and General Manager,  International Crankshaft                         None
Inc., an automotive equipment manufacturing company, 1990 to present; Trustee,
The Unified Funds, from 1994 to 2002; Trustee, Star Select Funds, a REIT mutual fund, from 1997 to 2000.
-------------------------------------------------------------- ----------------------------------------------------

     1 The terms "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and Unified Series Trust.

                                            INDEPENDENT AUDITOR'S REPORT



To The Shareholders and
Board of Trustees
GJMB Growth Fund (a series of the AmeriPrime Funds)

     We have audited the accompanying statement of assets and liabilities of the GJMB Growth Fund, including the schedule of portfolio investments, as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two periods indicated in the period then ended, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of December 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GJMB Growth Fund as of December 31, 2002, the results of its operations for the year then ended, the changes in net assets for each of the periods indicated in the period then ended, and the financial highlights for periods indicated, in conformity with accounting principles generally accepted in the United States of America.




McCurdy & Associates CPA's, Inc.
Westlake, Ohio
January 23, 2003

                                    Ariston Convertible Securities Fund
                        Management Discussion and Analysis of Fund Performance

                                                                 3 Year               5 Year              10 Year
                                                 1 Year      Average Annual       Average Annual       Average Annual
                                                 Return          Return               Return               Return
Ariston Convertible Securities Fund             -29.77%         -23.85%               -1.89%               3.21%
NASDAQ Composite Index                          -31.25%         -30.81%               -2.88%               7.36%
S&P 500 Index                                   -22.12%         -14.55%               -0.59%               9.46%


                  Ariston        NASDAQ           S&P

    12/31/92      10,000.00      10,000.00       10,000.00
    12/31/93      13,432.82      13,248.63       11,840.93
    12/31/94      13,793.44      12,824.64       12,133.22
    12/31/95      16,387.61      18,079.88       16,687.59
    12/31/96      17,062.65      22,244.07       20,516.47
    12/31/97      19,009.20      27,170.30       27,359.67
    12/31/98      19,828.05      38,091.20       35,177.85
    12/31/99      39,120.34      70,895.90       42,759.29
    12/31/00      33,346.18      43,120.15       38,703.62
    12/31/01      24,598.87      34,151.83       34,107.11
    12/31/02      17,275.54      23,480.46       26,563.83


     The above chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index and NASDAQ Composite Index on December 31, 1992 and held through December 31, 2002. The S&P 500 and NASDAQ Composite Indices are widely recognized unmanaged indices of common stock prices. The Indices' returns do not reflect expenses, which have been deducted from the Fund's return. These performance figures include the change in value of the stocks in the indices plus the reinvestment of dividends. Shares, when redeemed, may be worth more or less than their original cost. The Fund may experience greater risks and price fluctuations due to its concentration in a single sector as is noted in the Fund's prospectus. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

     THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

     For a prospectus and more information, including charges and expenses call 1-888-387-2273. The prospectus should be read carefully before investing. The Fund is distributed by Unified Financial Securities, Inc.

     We have suffered through the longest and worst bear market for stocks in over 60 years. Last year the S&P 500 had its third consecutive year of double-digit losses. This has not happened since the depths of the Great Depression in 1932. The NASDAQ has had three of the five worst years in its 30 year history.

                  Courtesy: CQG                            Courtesy: CQG

     We do not expect another "generational" bear market of this magnitude for at least 40 to 45 years.

     In all probability, the bear market ended with the climatic sell-off, which bottomed with a historic wave of capitulation selling in late July. This bottom was retested in October.

     Never before in the last century has a stock market bottomed out long after the economy has bottomed out. The economy turned up, ending the recession about one year ago. Likewise, never before in the 89 year history of the Federal Reserve has the stock market bottomed out long after the Fed started an aggressive easing of monetary policy.

     In the long term, stocks are priced to their fundamentals: earnings and future earnings growth discounted by inflation and interest rates. In the short term, stocks are often priced by raw emotion. At major market bottoms, news always seems bleak. On rare occasions (such as last year) the two can get totally out of sequence. These rare occasions occur at major historic stock market tops and bottoms in the market cycle. The emotional market has indiscriminately priced the best companies at levels comparable to the worst companies.

     We believe the stock market is very undervalued. The price to earnings ratio (PE) of the market on this year's likely operating earnings is close to its historical average. However, interest rates and inflation are at 40+ year lows. Discounting earnings by these historically low interest rates shows that the S&P 500 is about 35% undervalued. This implies a 50%+ appreciation level to reach normal valuation. The very vocal media shills that continue to harp that stocks are grossly overvalued are basing this nonsense on last year's depressed earnings and are not discounting by today's low interest rates. They would flunk out of an Investment 101 class! Further, earnings have been understated because of recent liberalized depreciation accounting standards. Also the accountants require innovative companies to expense their Research and Development costs annually instead of amortizing these costs over many years. This artificially reduces earnings for many growth companies in broad industry segments (i.e. technology, pharmaceutical, biotechnology, etc.).

     The new bull market that likely started in October should have several years to run. The upside in 2003 has a high probability of being explosive. Certainly there will be some intermediate setbacks; cyclical markets are not totally linear in direction. People seem to have forgotten how strong the first up-legs of new bull markets have been, particularly after a generational bear market.

     Bull markets usually progress through several stages. Off the market bottom, the trading action is usually dominated by many short-term traders (hedge funds, brokerage trading desks and short sellers) and the most decimated sectors initially have the biggest percentage bounces. Then the big institutions start buying (mutual funds, pension plans, etc.)This is where the high quality, consistent growth companies take over the upside leadership for the duration of the bull market. Because of their superior fundamentals, they become revalued higher and higher. Finally, the public investor joins in the buying. It has been speculated that these retail investors are so traumatized by the bear market devastation that they may not come back to the stock market for many years. We believe this analysis is faulty. The reason is that now there really are not any attractive investment alternatives to stocks for the retail investor. Consider that there is about $2.4 trillion in money market mutual funds. There is another $2.8 trillion stashed in savings deposits. Together this cash totals about 61% of the value of all stocks in the U.S.! This is an "off-the-chart" level never even remotely experienced in history. Consider further that the annual yield for this mountain of cash is a little over 1%! Add in the record amount of money that moved into bond funds with the 10-year Treasury yield at 4%. Once it becomes obvious that the stock market is in a bull market (several months of upside) we believe that it is inevitable that the public investor will begin coming back (after missing most of the initial strong move).


                        Courtesy: The Bank Credit Analyst

          Treasury bond prices have probably topped out meaning yields should rise along with the economic recovery. Many investors who have fled from stocks into T-Bills and bonds with the idea that they are a safe haven from the bear have, in fact, added risk to their portfolios. Every 1% rise in interest rates will reduce the value of their 5% bond by around 10%.


                                            Courtesy:  CQG

          The media has given copious attention to many perma-bears shrilly preaching morbid economic gloom and paranoid speculation. They predict economic depression and further massive stock market collapse. One even boldly predicts that the DJI and gold price will cross at 3,000. There is absolutely no financial logic to any of their predictions. These idiots are preaching financial pornography. Ignore them!

          All of our Fund's portfolio holdings are seasoned growth companies, franchise industry leaders in rapid growth industries, very profitable with huge cash war chests, seasoned owner/managers and honest understandable accounting. We believe all are strategically positioned for the new bull market.

          For the third quarter 2002, the average year-over-year growth in operating earnings of our portfolio companies was +40%. This compares with S&P 500 operating earnings growth of 7%. Earnings and revenue growth will be at a premium in this bull market.

          This has been a very tough time for all of us. However, we believe our perseverance is about to be rewarded. We truly appreciate your support and confidence in us. We will continue to work hard for our communal investment success.

          We always welcome the opportunity to discuss any questions you may have about your investment. Please feel free to contact us.

ARISTON CAPITAL MANAGEMENT CORP.
January, 2003

Ariston Convertible Securities Fund
Schedule of Investments
December 31, 2002

Common Stocks - 39.5%                                                                   Shares                         Value

Biological Products (No Diagnostic Substances) - 13.0%
Genzyme Corp. (a)                                                                       26,300                 $       777,691
                                                                                                              -----------------

Radio & TV Broadcasting & Communications Equipment - 11.7%
QUALCOMM, Inc.  (a)                                                                     19,269                         701,199
                                                                                                              -----------------

Semiconductors & Related Devices - 14.8%
Analog Devices, Inc. (a)                                                                37,000                         883,190
                                                                                                              -----------------

TOTAL COMMON STOCKS (Cost $1,051,305)                                                                                2,362,080
                                                                                                              -----------------

Convertible Corporate Bonds - 60.4%                                       Principal Amount

Biological Products (No Diagnostic Substances) - 14.2%
Charles River Laboratories International, Inc., 3.5%,
2/1/22                                                                                 270,000                        327,037
Gilead Sciences, Inc., 5%, 12/15/07                                                    345,000                        523,538
                                                                                                               -----------------
                                                                                                                      850,575

Pharmaceutical Preparations - 11.2%
Cephalon, Inc., 5.25%, 5/1/06                                                          350,000                        345,625
TEVA Pharmaceutical Industries, Ltd., 0.75%, 8/15/21                                   300,000                        320,625
                                                                                                               -----------------
                                                                                                                      666,250

Radio & TV Broadcasting & Communications Equipment - 6.5%
L 3 Communications Holdings, Inc., 5.25%, 6/1/09                                       300,000                        386,250
                                                                                                                -----------------

Services - Computer Processing & Data Preparation - 13.7%
Affiliated Computer Services, Inc., 3.5%, 2/15/06                                      410,000                        565,288
Automatic Data Processing, Inc. 0.0%, 2/20/12                                          250,000                        256,250
                                                                                                                -----------------
                                                                                                                      821,538

Services - Computer Programming, Data Processing, Etc. - 5.3%
Gtech Holdings Corp., 1.75%, 12/15/21                                                  250,000                        318,750
                                                                                                                -----------------

Services - Prepackaged Software - 9.5%
Symantec Corp., 3%, 11/1/06                                                            400,000                        565,500
                                                                                                                -----------------


TOTAL CORPORATE BONDS (Cost $3,472,266)                                                                             3,608,863
                                                                                                                -----------------

Money Market Securities - 0.5%
Huntington Money Market Fund, Class A, 0.38%, (Cost $28,245) (b)                        28,245                         28,245
                                                                                                                -----------------

                                                                       Shares Subject to Call
Call Options - 0.0%
NASDAQ 100 @ 70 Expires 1/18/03                                                          5,500                              0
                                                                                                                -----------------

TOTAL CALL OPTIONS (Cost $119,848)                                                                                          0
                                                                                                                -----------------



TOTAL INVESTMENTS (Cost $4,671,664) - 100.4%                                                                     $   5,999,188
                                                                                                                -----------------

Liabilities in excess of other assets - (0.4%)                                                                        (24,548)
                                                                                                                -----------------


TOTAL NET ASSETS - 100.0%                                                                                        $    5,974,640
                                                                                                                =================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the yield at December 31, 2002.

Ariston Convertible Securities Fund
Statement of Assets and Liabilities
December 31, 2002


Assets

Investments in securities, at value (cost $4,671,664)                                $     5,999,188
Interest receivable                                                                           17,550
                                                                                      ---------------
     Total assets                                                                          6,016,738
                                                                                      ---------------

Liabilities
Accrued advisory fees                                                                         20,546
Redemptions payable                                                                           21,552
                                                                                      ---------------
     Total liabilities                                                                        42,098
                                                                                      ---------------


Net Assets                                                                            $    5,974,640
                                                                                      ===============

Net Assets consist of:
Paid in capital                                                                            8,995,551
Accumulated net realized gain (loss) on investments                                      (4,348,435)
Net unrealized appreciation (depreciation) on investments                                  1,327,524
                                                                                      ---------------


Net Assets, for 541,371 shares                                                         $   5,974,640
                                                                                      ===============

Net Asset Value,


Offering price and redemption price per share ($5,974,640 / 541,371)                  $        11.04
                                                                                      ===============

Ariston Convertible Securities Fund
Statement of Operations
Year ended December 31, 2002


Investment Income

Interest income                                                                       $        4,402
                                                                                    -----------------
  Total Income                                                                                 4,402
                                                                                    -----------------

Expenses
Investment advisor fee                                                                       175,757
Interest expenses                                                                              1,910
Trustee expenses                                                                               2,404
                                                                                    -----------------
  Total Expenses                                                                             180,071
                                                                                    -----------------
Net Investment Income (Loss)                                                               (175,669)
                                                                                    -----------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                        (1,430,572)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                              (1,652,375)
                                                                                    -----------------
Net realized and unrealized gain (loss) on investment securities                         (3,082,947)
                                                                                    -----------------
Net increase (decrease) in net assets resulting from operations                      $   (3,258,616)
                                                                                    =================

Ariston Convertible Securities Fund
Statement of Changes In Net Assets

                                                                             Year ended          Year ended
Increase (Decrease) in Net Assets                                           Dec. 31, 2002       Dec. 31, 2001
                                                                          ------------------   ----------------
Operations

  Net investment income (loss)                                              $     (175,669)     $    (402,263)
  Net realized gain (loss) on investment securities                             (1,430,572)        (2,430,761)
  Change in net unrealized appreciation (depreciation)                          (1,652,375)        (2,042,903)
                                                                          ------------------   ---------------
  Net increase (decrease) in net assets resulting from operations               (3,258,616)        (4,875,927)
                                                                          ------------------   ----------------
Distributions
  From net investment income                                                              -                  -
  From net realized gain                                                                  -                  -
                                                                          ------------------    ---------------
  Total distributions                                                                     -                  -
                                                                          ------------------   ----------------
Capital Share Transactions
  Proceeds from shares sold                                                       3,506,963          2,000,064
  Reinvestment of distributions                                                           -                  -
  Amount paid for shares repurchased                                            (4,566,567)        (5,797,234)
                                                                          ------------------   ----------------
  Net increase (decrease) in net assets
resulting
     from share transactions                                                    (1,059,604)        (3,797,170)
                                                                          ------------------    ---------------
Total Increase (Decrease) in Net Assets                                         (4,318,220)        (8,673,097)
                                                                          ------------------   ----------------

Net Assets
  Beginning of period                                                            10,292,860         18,965,957
                                                                          ------------------   ----------------


  End of period                                                            $      5,974,640      $  10,292,860
                                                                          ==================   ================

Capital Share Transactions
  Shares sold                                                                       289,623            108,112
  Shares issued in reinvestment of
     distributions                                                                             -                  -
  Shares repurchased                                                              (403,219)          (343,274)
                                                                          ------------------   ----------------

  Net increase (decrease) from capital transactions                               (113,596)          (235,162)
                                                                          ==================   ================

Ariston Convertible Securities Fund
Financial Highlights

                                              Year ended         Year ended        Year ended        Year ended          Year ended
                                             Dec. 31, 2002     Dec. 31, 2001     Dec. 31, 2000     Dec. 31, 1999  (a)  Dec. 31, 1998
                                           -------------- ----------------- ----------------- -----------------   -----------------

Selected Per Share Data

Net asset value, beginning of period      $      15.72        $     21.31       $     25.00        $    15.36           $   15.08
                                          ---------------- ----------------- ----------------- -----------------   -----------------
Income from investment operations

  Net investment income (loss)                  (0.27)             (0.52)            (0.58)            (0.11)              0.00

  Net realized and unrealized gain (loss)       (4.41)             (5.07)            (3.11)            14.49               0.31
                                         ----------------- ----------------- ----------------- -----------------   -----------------
Total from investment operations
                                                (4.68)             (5.59)            (3.69)            14.38               0.31
                                         ----------------- ----------------- ----------------- -----------------   -----------------
Less Distributions to shareholders:

  From net investment income                     0.00               0.00              0.00              0.00                0.00

  From net realized gain                         0.00               0.00              0.00              (4.74)              (0.03)
                                        ------------------ ----------------- ----------------- -----------------   -----------------

Total distributions                              0.00               0.00              0.00              (4.74)              (0.03)
                                        ----------------- ----------------- ----------------- -----------------   -----------------


Net asset value, end of period           $       11.04        $     15.72       $     21.31     $       25.00        $      15.36
                                        ================== ================= ================= =================   =================

Total Return                                   (29.77)%          (26.23)%          (14.76)%            94.61%               2.09%

Ratios and Supplemental Data

Net assets, end of period (000)           $  5,975            $  10,293          $ 18,966           $  15,960           $  10,385

Ratio of expenses to average net assets       2.28%              2.37%             2.25%             2.10%                 2.32%
Ratio of expenses to average net assets
   before waiver & reimbursement              2.28%              2.37%             2.28%             2.10%                 2.32%
Ratio of net investment income to
   average net assets                        (2.23)%            (3.07)%           (2.30)%           (0.59)%               (0.13)%
Ratio of net investment income to
   average net assets before waiver
    & reimbursement                          (2.23)%            (3.07)%           (2.33)%           (5.90)%               (1.30)%

Portfolio turnover rate                      43.59%             26.17%            47.83%            32.89%                 27.79%

(a) See note 1 of the Notes to the Financial Statements.

                                     Ariston Convertible Securities Fund
                                     Notes to Financial Statements
                                           December 31, 2002

NOTE 1.  ORGANIZATION

          Ariston Convertible Securities Fund (the "Fund") was organized as a diversified series of the AmeriPrime Funds (the "Trust") on February 24, 1999. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The investment objective of the Fund is total return. The Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. On April 30, 1999, the Convertible Securities Fund acquired the assets and assumed the liabilities of Lexington Convertible Securities Fund in a tax-free reorganization. The Fund's advisor is Ariston Capital Management Corporation (the "Advisor").

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

          Securities Valuations - Common stocks, which are traded on any exchange, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at the mean between the last bid and ask price except when, in the Advisor's opinion, the mean price does not accurately reflect the current value of the security. When market quotations are not readily available, when the Advisor determines the mean price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review and oversight of the Board of the Trust.

          All other securities generally are valued at the mean between the last bid and ask price, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Convertible securities are valued at the greater of the value determined as described in the preceding sentence and the value of the shares of common stock into which the securities are convertible (determined as described in the preceding paragraph). If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when market quotations are not readily available, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

          Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

          Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a quarterly basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

          Securities Transactions & Investment Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. During market conditions that cause the underlying common stocks of a convertible security to greatly increase in value, the aggregate amortization of

                                     Ariston Convertible Securities Fund
                                        Notes to Financial Statements
                                       December 31, 2002 - continued

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - continued

          premium can exceed interest income and the aggregate accretion of discount at levels that may cause the Fund to recognize negative income.

          Other - Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

          The Fund retains Ariston Capital Management Corporation (the "Advisor") to manage the Fund's investments. The Advisor was founded in 1977. Richard B. Russell, President and controlling shareholder of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio.

          Under the terms of the Fund's management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 2.25% of the average value of daily net assets of the Fund, less 12b-1 expenses and fees and expenses of the non-interested person Trustees. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the year ended December 31, 2002, the Advisor received fees of $175,757 from the Fund.

          The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Plan states that the Fund shall pay directly, or reimburse the Advisor or Distributor, for distribution expenses in an amount not to exceed 0.25% of the average daily net assets of the Fund. Expenses of the Fund were not affected by the 12b-1 Plan because the Fund's Advisor has not activated the Plan.

          The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the Agreement. A Trustee and the officers of the Trust are members of management and /or employees of Unified.

          The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc. to act as the principal distributor of the Fund's shares. There were no payments made to the distributor during the year ended December 31, 2002. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor), and may be deemed to be affiliates of the Distributor. Ronald C. Tritschler owns securities of Unified Financial Services, Inc. and may be deemed to be an affiliate of the Distributor.

NOTE 4.  INVESTMENTS

          For the year ended December 31, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $3,397,544 and $4,482,908, respectively. As of December 31, 2002, the gross unrealized appreciation for all securities totaled $1,530,267 and the gross unrealized depreciation for all securities totaled $202,743 for a net unrealized appreciation of $1,327,524. The aggregate cost of securities for federal income tax purposes at December 31, 2002 was $4,671,664.

                                   Ariston Convertible Securities Fund
                                       Notes to Financial Statements
                                     December 31, 2002 - continued

NOTE 5. ESTIMATES

          Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. CAPITAL LOSS CARRYFORWARDS

          At December 31, 2002, the Fund had available for federal tax purposes an unused capital loss carryforward of $4,215,607; $354,274 expires in 2008, $2,430,761 expires in 2009, and $1,430,572 expires in 2010. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

NOTE 7.  DISTRIBUTION TO SHAREHOLDERS

          As of December 31, 2002, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                      $ -
Undistributed long-term capital gain/(accumulated losses)        (4,348,435)
Unrealized appreciation/(depreciation)                            1,327,524
                                                              --------------
                                                                   $ (3,020,911)
                                                              ==============

NOTE 8. SUBSEQUENT EVENT

          On January 3, 2003, the Ariston Convertible Securities Fund, a series of the Unified Series Trust (the "Successor Fund"), acquired all of the assets and liabilities of the Fund in a tax-free reorganization. Shareholders of the Fund received shares of the Successor Fund in exchange for their Fund shares, and the Fund ceased operations.


ELECTION OF TRUSTEES (Unaudited)

          At a special meeting of the shareholders held on December 18, 2002, a vote was held to elect members to serve on the Board of Trustees. The vote tally for each Trustee is as follows:

                                              For               Against             Withheld              Total

Gary Hippenstiel                      11,300,632.473          987.366          4,698,819.489       16,000,439.328

Stephen A. Little                     11,300,632.473          987.366          4,698,819.489       16,000,439.328

Daniel Condon                         11,300,632.473          987.366          4,698,819.489       16,000,439.328

Ronald C. Tritschler                  11,300,632.473          987.366          4,698,819.489       16,000,439.328

Timothy L. Ashburn                    11,300,632.473          987.366          4,698,819.489       16,000,439.328


                                                         TRUSTEES AND OFFICERS

          The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed.

          The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

------------------------- ----------------------------------- --------------------------------- --------------------
                                                                                                     Number of
 Name, Age and Address      Position(s) Held with the Fund         Length of Time Served        Portfolios in Fund
                                       Complex1                                                  Complex1 Overseen
                                                                                                    by Trustee
------------------------- ----------------------------------- --------------------------------- --------------------
------------------------- ----------------------------------- --------------------------------- --------------------
Timothy Ashburn(2)         President, Secretary and Trustee    President and Secretary since            27
1104 Buttonwood Court                                             October 2002; Trustee of
Lexington, KY  40515                                          AmeriPrime Advisors Trust since
                                                              November 2002, AmeriPrime Funds
Year of Birth: 1950                                               since December 2002, and
                                                                 Unified Series Trust since
                                                                        October 2002
------------------------- ----------------------------------- --------------------------------- --------------------

------------------------------------------------------------- ------------------------------------------------------
         Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
------------------------------------------------------------- ------------------------------------------------------
------------------------------------------------------------- ------------------------------------------------------
Chairman of Unified Financial Services,  Inc. since 1989 and  Chairman, Unified Financial Services, Inc. since 1989
Chief Executive  Officer from 1989 to 1992 and 1994 to April  Director, Unified Financial Services, Inc. since 1990
2002;  President of Unified Financial Services from November  Director, Unified Fund Services, Inc. since November
1997 to April 2000.                                                                   2002
------------------------------------------------------------- ------------------------------------------------------

------------------------- ----------------------------------- --------------------------------- --------------------
                                                                                                     Number of
 Name, Age and Address      Position(s) Held with the Fund         Length of Time Served        Portfolios in Fund
                                       Complex1                                                  Complex1 Overseen
                                                                                                    by Trustee
------------------------- ----------------------------------- --------------------------------- --------------------
------------------------- ----------------------------------- --------------------------------- --------------------
Ronald C. Tritschler(3)                Trustee                Trustee of AmeriPrime Funds and           27
2361 Old Hickory Lane                                            Unified Series Trust since
Lexington, KY 40515                                             December 2002 and AmeriPrime
                                                               Advisors Trust since November
Year of Birth:  1952                                                        2002
------------------------- ----------------------------------- --------------------------------- --------------------

------------------------------------------------------------- ------------------------------------------------------
         Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
------------------------------------------------------------- ------------------------------------------------------
------------------------------------------------------------- ------------------------------------------------------
Chief Executive  Officer,  Director and legal counsel of The                          None
Webb Companies,  a national real estate  company,  from 2001 to present;  Executive  Vice  President  and Director of The
Webb  Companies from 1990 to 2000;  Director,  The Lexington
Bank,  from 1998 to present;  Director,  Vice  President and
legal  counsel  for  The  Traxx  Companies,   an  owner  and
operator of convenience stores, from 1989 to present.
------------------------------------------------------------- ------------------------------------------------------

------------------------- ----------------------------------- --------------------------------- --------------------
                            Position(s) Held with the Fund Length of Time Served
Number of
 Name, Age and Address                                                                          Portfolios in Fund
                                                                                                 Complex1 Overseen
                                       Complex1                                                     by Trustee
------------------------- ----------------------------------- --------------------------------- --------------------
------------------------- ----------------------------------- --------------------------------- --------------------
Thomas G. Napurano          Treasurer and Chief Financial          Since October 2002 for               N/A
2424 Harrodsburg Road                  Officer                AmeriPrime Funds and AmeriPrime
Lexington, KY  40503                                           Advisors Trust; since December
                                                               2002 for Unified Series Trust
Year of Birth:  1941
------------------------- ----------------------------------- --------------------------------- --------------------

------------------------------------------------------------- ------------------------------------------------------
         Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
------------------------------------------------------------- ------------------------------------------------------
------------------------------------------------------------- ------------------------------------------------------
Chief Financial Officer and Executive Vice President of                                N/A
Unified Financial Services, Inc., the parent company of the
Trust's administrator and principal underwriter; member of
the board of directors of Unified Financial Services, Inc.
from 1989 to March 2002.
------------------------------------------------------------- ------------------------------------------------------

------------------------------ ------------------------------ --------------------------- --------------------------
                                                                                            Number of Portfolios
    Name, Age and Address            Position(s) Held           Length of Time Served         in Fund Complex(1)
                                        with Trust                                           Overseen by Trustee
------------------------------ ------------------------------ --------------------------- --------------------------
------------------------------ ------------------------------ --------------------------- --------------------------
Carol Highsmith                     Assistant Secretary        Since December 2002 for               N/A
431 N. Pennsylvania St.                                        AmeriPrime Funds; since
Indianapolis, IN 46204                                            November 2002 for
                                                              AmeriPrime Advisors Trust
Year of Birth:  1964                                           and Unified Series Trust
------------------------------ ------------------------------ --------------------------- --------------------------

------------------------------------------------------------- ------------------------------------------------------
         Principal Occupations During Past 5 Years                          Other Directorships Held
------------------------------------------------------------- ------------------------------------------------------
------------------------------------------------------------- ------------------------------------------------------
Employed by Unified Fund Services, Inc. (November 1994 to                             None
present); Vice President and Asst. Secretary of Lindbergh
Funds; Asst. Secretary of AmeriPrime Funds and AmeriPrime
Advisors Trust (October 2002 to present).
------------------------------------------------------------- ------------------------------------------------------

     (1) The terms "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust, and Unified Series Trust.
     (2) Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is Chairman and a director of Unified Financial Securities, Inc., the principal underwriter for certain funds in the Fund Complex.
     (3) Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent company of the principal underwriter for certain funds in the Fund Complex.

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

------------------------------ ---------------------------------- ----------------------- -------------------------
    Name, Age and Address       Position(s) Held with the Fund    Length of Time Served   Number of Portfolios in
                                           Complex1                                        Fund Complex1 Overseen
                                                                                                 by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Gary E. Hippenstiel                         Trustee               Trustee of AmeriPrime              27
600 Jefferson Street                                                Funds since 1995,
Suite 350                                                          AmeriPrime Advisors
Houston, TX  77002                                                Trust since July 2002
                                                                    and Unified Series
Year of Birth:  1947                                               Trust since December
                                                                            2002
------------------------------ ---------------------------------- ----------------------- -------------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Director,  Vice President and Chief Investment Officer of Legacy                        None
Trust Company since 1992.
----------------------------------------------------------------- -------------------------------------------------

------------------------------ ---------------------------------- ----------------------- -------------------------
                                       Position(s) Held Length of Time Served
Number of Portfolios in
    Name, Age and Address           with the Fund Complex1                                     Fund Complex1
                                                                                            Overseen by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Stephen A. Little                           Trustee               Trustee of AmeriPrime              27
3647 Totem Lane                                                     Funds and Unified
Indianapolis, IN 46208                                              Series Trust since
Year of Birth:  1946                                                December 2002 and
                                                                   AmeriPrime Advisors
                                                                   Trust since November
                                                                            2002
------------------------------ ---------------------------------- ----------------------- -------------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
President and founder, The Rose, Inc., a registered investment                          None
advisor, since April 1993.
----------------------------------------------------------------- -------------------------------------------------

------------------------------ ---------------------------------- ----------------------- -------------------------
                                Position(s) Held with the Fund Number of
Portfolios in
    Name, Age and Address                  Complex1               Length of Time Served    Fund Complex1 Overseen
                                                                                                 by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Daniel Condon                               Trustee               Trustee of AmeriPrime              27
2385 The Woods Lane                                                 Funds and Unified
Lexington, KY 40502                                                 Series Trust since
                                                                    December 2002 and
Year of Birth:  1950                                               AmeriPrime Advisors
                                                                   Trust since November
                                                                            2002
------------------------------ ---------------------------------- ----------------------- -------------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Vice  President and General  Manager,  International  Crankshaft                        None
Inc., an automotive equipment manufacturing company, 1990 to present; Trustee,
The Unified Funds, from 1994 to 2002; Trustee, Star Select Funds, a REIT mutual fund, from 1997 to 2000.
----------------------------------------------------------------- -------------------------------------------------

     1 The terms "Fund Complex" refers to AmeriPrime Funds,  AmeriPrime Advisors
       Trust and Unified Series Trust.

                                            INDEPENDENT AUDITOR'S REPORT



To The Shareholders and
Board of Trustees
Ariston Convertible Securities Fund
(series of AmeriPrime Funds):

     We have audited the accompanying statement of assets and liabilities of the Ariston Convertible Securities Fund, including the schedule of portfolio investments as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the year ended December 31, 1998, were audited by other auditors whose report dated February 19, 1999, expressed an unqualified opinion.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of December 31, 2002, by correspondence with the custodian and brokers. An audit also included assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Ariston Convertible Securities Fund as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.




McCurdy & Associates CPA's, Inc.
Westlake, Ohio
January 23, 2003

     Item 2. Code of Ethics. Not applicable to Annual Reports for the period ended December 31, 2002.


     Item 3. Audit Committee Financial Expert. Not applicable to Annual Reports for the period ended December 31, 2002.


     Items 4-8. Reserved

     Item 9. Controls and Procedures. Not applicable to Annual Reports for the period ended December 31, 2002.


     Item 10. Exhibits. Certifications required by Item 10(b) of Form N-CSR are filed herewith.


     SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Ameriprime Funds

By     /s/  Timothy Ashburn
         [Timothy Ashburn, President]

Date     3/3/03

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Timothy Ashburn
         [Timothy Ashburn, President]

Date 3/3/03

By /s/  Thomas Napurano
         [Thomas Napurano, Chief Financial Officer]

Date 3/3/03